Convertible Redeemable Preferred Shares - Schedule of company's preferred shares activities (Detail) - CNY (¥) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Series A Preferred Shares
Amount, Accretions of preferred shares to redemption value	¥ 35,893	¥ 30,311
Series A convertible redeemable preferred shares [Member]
Series A Preferred Shares
Number of shares (in thousands), Beginning balance		6,815
Amount, Beginning balance		¥ 460,652
Amount, Accretions of preferred shares to redemption value	¥ 35,893
Series A convertible redeemable preferred shares [Member] | IPO [Member]
Series A Preferred Shares
Number of shares (in thousands), Conversion into Class A ordinary shares upon IPO	(6,815)
Amount, Conversion into Class A ordinary shares upon IPO	¥ (496,545)